PIMCO 25 Plus Year Zero Coupon US Treasury Index Exchange-Traded Fund Annual Fund Operating Expenses - PIMCO 25 Plus Year Zero Coupon US Treasury Index Exchange-Traded Fund - PIMCO 25 Plus Year Zero Coupon US Treasury Index Exchange-Traded Fund
Jun. 30, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.15%
Expenses (as a percentage of Assets)	0.15%